Unrealized Loss Position of Investments Other-Than-Temporary Impairment not Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Aggregate fair value of investments with unrealized losses	$ 5,449 [1]	$ 1,281 [1]
Aggregate amount of unrealized losses	$ (1)	$ (2)

[1]	Investments have been in a continuous loss position for less than 12 months